Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Information

	MARCH 31	JUNE 30	SEPTEMBER 30	DECEMBER 31
	(In thousands, except per share data)
2013
Total revenues	$2,730	$4,500	$1,346	$5,967
Gross profit	935	1,102	269	1,501
Net loss	(10,749)	(1,639)	(6,110)	(9,991)
Deemed dividend on convertible notes	—	(1,378)	—	—
Net loss attributable to common stockholders	(10,749)	(3,017)	(6,110)	(9,991)
Net loss per common share:
Basic	(8.48)	(2.36)	(0.47)	(0.52)
Diluted	(8.48)	(2.67)	(0.80)	(0.52)

2012
Total revenues	$1,999	$1,509	$738	$2,894
Gross profit	1,139	825	217	626
Net loss	(3,984)	(3,912)	(13,802)	(17,096)
Deemed dividend on convertible notes	(1,253)	—	—	(786)
Net loss attributable to common stockholders	(5,237)	(3,912)	(13,802)	(17,882)
Net loss per common share:
Basic	(4.20)	(3.13)	(10.94)	(14.11)
Diluted	(4.20)	(3.13)	(10.94)	(14.11)

Schedule of Error Corrections

	THREE MONTHS ENDED JUNE 30, 2013		THREE MONTHS ENDED SEPTEMBER 30, 2013		NINE MONTHS ENDED SEPTEMBER 30, 2013
	AS REPORTED	AS REVISED	AS REPORTED	AS REVISED	AS REPORTED	AS REVISED
	(In thousands, except per share data)
Numerator:
Net loss	$(1,639)	$(1,639)	$(6,110)	$(6,110)	$(18,498)	$(18,498)
Deemed dividend on convertible notes	(1,378)	(1,378)	—	—	(1,378)	(1,378)

Net loss attributable to common stockholders	$(3,017)	$(3,017)	$(6,110)	$(6,110)	$(19,876)	$(19,876)

Effect of potentially dilutive securities:
Convertible notes	—	—	(1,089)	(4,392)	(118)	(4,392)
Warrants to purchase convertible preferred stock	—	(575)	—	(264)	—	(841)
Warrants to purchase common stock	—	—	(201)	—	(201)	—

Net loss for diluted net loss per share	$(3,017)	$(3,592)	$(7,400)	$(10,766)	$(20,195)	$(25,109)

Denominator:

Shares used for basic net loss per share	1,277	1,277	12,888	12,888	5,187	5,187

Effect of potentially dilutive securities:
Convertible notes	—	—	1,043	503	20	169
Warrants to purchase convertible preferred stock	—	70	—	31	—	61
Warrants to purchase common stock	—	—	86	—	22	—

Weighted average shares outstanding for diluted net loss per share	1,277	1,347	14,017	13,422	5,229	5,417

Diluted net loss per share:	$(2.36)	$(2.67)	$(0.53)	$(0.80)	$(3.86)	$(4.63)